Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

6. Fair Value of Financial Instruments

Fair value is an exit price, representing the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value is determined based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect certain market assumptions. As a basis for considering such assumptions, GAAP establishes a three-tier value hierarchy, which prioritizes the inputs used to develop the assumptions and for measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets for identical assets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

Recurring Fair Value Measurements

The carrying values of cash, restricted cash, prepaid expenses, accounts receivable, accounts payable and accrued expenses, and other short-term assets and liabilities approximate their respective fair values due to the short-term maturities of these assets and liabilities.

The following tables summarize assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015 and the input categories associated with those assets and liabilities:

	December 31, 2016
(in thousands)	Level 1	Level 2	Level 3
Assets:
Money market funds	$12,373	$—	$—
Totals	$12,373	$—	$—

Liabilities:
Silver Creek warrant liability	$—	$—	$1,499
Totals	$—	$—	$1,499

	December 31, 2015
(in thousands)	Level 1	Level 2	Level 3
Assets:
Money market funds	$704	$—	$—
Totals	$704	$—	$—

In December 2016, Silver Creek issued warrants to purchase an aggregate of 1.9 million shares of Silver Creek Series C preferred stock (the “Silver Creek warrants”). The issuance of the Silver Creek warrants is described more fully in Note 11, “Borrowings.” The Silver Creek warrants were valued at $1.5 million as of December 31, 2016 using a Black-Scholes option pricing model, probability-weighted for different exercise scenarios. The key assumptions utilized in the Black-Scholes option pricing model as of December 31, 2016 were a risk-free interest rate of 2.3%, expected dividend yield of 0.0%, expected volatility of 61.7% and expected term of 6.9 years. Changes in the fair value of the Silver Creek warrants in subsequent periods will be recognized as a component of “Other income, net” in the consolidated statements of operations and comprehensive loss.

There were no changes in valuation techniques or transfers between the fair value measurement levels during the years ended December 31, 2016 or 2015. There were no liabilities measured at fair value on a recurring basis as of December 31, 2015.

Non-Recurring Fair Value Measurements

Certain assets, including IPR&D intangible assets, may be measured at fair value on a non-recurring basis in periods subsequent to initial recognition. As described more fully in Note 8, “Intangible Assets, Net,” the Company performed an interim impairment assessment during the fourth quarter of 2016 on the Company’s IPR&D asset related to the antibody-targeted nanotherapeutic that contains a chemotherapy drug. The Company utilized a probability-weighted discounted cash flow analysis under the income approach in performing this assessment. As a result of this interim impairment assessment, the fair value of this IPR&D asset was determined to be zero as of December 31, 2016. No non-recurring fair value measurements were required during the year ended December 31, 2015.

Other Fair Value Measurements

The estimated fair value of the Convertible Notes was $57.5 million as of December 31, 2016. The Company estimated the fair value of the Convertible Notes by using a quoted market rate in an inactive market, which is classified as a Level 2 input. The carrying value of the Convertible Notes was $47.0 million as of December 31, 2016 due to the bifurcation of the conversion feature of the Convertible Notes as described more fully in Note 11, “Borrowings.”

As discussed in Note 11, “Borrowings,” in December 2015, the Company closed a private placement of $175.0 million aggregate principal amount of 11.50% senior secured notes due 2022 (the “2022 Notes”). The Company estimated the fair value of the 2022 Notes by using publicly-available information related to one of the 2022 Notes borrower’s portfolio of debt investments based on unobservable inputs, which is classified as a Level 3 input. The estimated fair value of the 2022 Notes was $167.0 million as of December 31, 2016. The carrying value of the 2022 Notes was $169.9 million as of December 31, 2016.